Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2019
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2019	2018
	A$’000	A$’000
Trade creditors	2,101	580
Sundry creditors and accrued expenses	1,455	1,796
Total	3,556	2,376